(Losses) Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss) attributable to Golar LNG Ltd stockholders - basic and diluted	$ 81,529	$ (183,526)
Weighted average number of common shares outstanding, basic (in shares)	100,665	100,599
Weighted average number of common shares outstanding, basic and diluted (in shares)	100,834	100,599
Losses per share
Basic and diluted (in USD per share)	$ 0.81	$ (1.82)
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive impact of share options (in shares)	169	0